Supplement dated February 8, 2018
to the Statement of Additional Information (SAI), dated January 2, 2018, as supplemented, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Growth Fund
Columbia Variable Portfolio - Seligman Global Technology Fund
Effective immediately, the information for Columbia Variable Portfolio - Seligman Global Technology Fund under the subsection, "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
VP – Seligman Global Technology Fund	Paul Wick	4 RICs 2 PIVs 4 other accounts	$5.39 billion $672.14 million $19.16 million	1 PIV ($603.15 M)	Columbia Management	Columbia Management – Tech Team
	Shekhar Pramanick	3 RICs 5 other accounts	$5.11 billion $2.05 million	None
	Sanjay Devgan	3 RICs 3 other accounts	$5.11 billion $0.66 million	None
	Jeetil Patel	4 RICs 6 other accounts	$5.39 billion $3.30 million	None
	Christopher Boova	4 RICs 8 other accounts	$5.39 billion $5.23 million	None
	Vimal Patel[j]	6 other accounts	$2.49 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(j)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2017.
The rest of the section remains the same.
Effective on or about February 12, 2018, the information for Columbia Variable Portfolio-Mid Cap Growth Fund under the subsection, "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending December 31, 2016
VP - Mid Cap Growth Fund	Matthew Litfin[k]	4 RICs 6 other accounts	$5.88 billion $4.8 million	None	None	Columbia WAM	Columbia WAM
	Erika Maschmeyer[k]	4 other accounts	$509,889	None	None
	John Emerson[k]	4 other accounts	$830,000	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(k)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2017.
S-6466-300 A (2/18)

The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-300 A (2/18)
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